CONSOLIDATED STATEMENTS OF CASH FLOWS (unaudited) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss		$ (4,841,161)	$ (2,734,166)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation		9,953	1,908
Stock issued to investors in a prior entity			466,200
Stock-based compensation expense		414,343	10,771
Amortization of warrants and stock issued for services	[1],[2]	585,111
Change in fair value of warrant liabilities		(481,610)
Changes in assets and liabilities:
Restricted cash		(37,500)
Prepaid expenses (1)	[1]	(65,341)	(64,489)
Other current assets		454	(36,580)
Deposits and other assets		(25,290)	(18,594)
Accounts payable (2)	[2]	(274,142)	407,344
Accrued payroll and related expenses		702	45,566
Accrued license and patent reimbursement fees		(21,928)	119,428
Stock subscription liability		(100,000)
Accrued expenses and other liabilities		104,475	47,404
Net cash used in operating activities		(3,727,989)	(1,755,208)
Cash flows from investing activities:
Purchases of property and equipment		(1,982)	(23,262)
Net cash used in investing activities		(1,982)	(23,262)
Cash flows from financing activities:
Proceeds from common stock issuance, net of $3,920 and $14,200 issuance costs, respectively		721,021	1,985,800
Proceeds from Series A preferred stock issuance, net of $19,700 issuance costs		1,430,300
Proceeds from Series B preferred stock issuance, net of $407,521 issuance costs		4,592,529
Net cash provided by financing activities		6,743,850	1,985,800
Net increase in cash and cash equivalents		3,013,879	207,330
Cash and cash equivalents, beginning of the year		207,330
Cash and cash equivalents, end of the year		$ 3,221,209	$ 207,330
Cash paid during the period for:
Interest
Income taxes		$ 1,716	$ 1,705
Series A preferred stock
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of conversion rights		986,000
Series B Preferred Stock
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of conversion rights		$ 17,945

[1]	(1)During the year ended December 31, 2015, the Company issued 320,000 warrants to purchase shares of our common stock for consulting services. The warrants were valued at $446,225. The Company also issued shares of common stock for consulting services valued at $168,000. Such amounts were recorded as a Prepaid Expense and are being amortized over the service period.
[2]	(2)The Company issued 6,000 warrants at an exercise price of $2.50 to a service provider in exchange for extinguishment of $10,000 of trade accounts payable owed to this vendor.